Investments in associates and joint ventures (Summarized financial information of material associates) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross amounts of the associates'
Current assets	¥ 60,781,401	¥ 61,799,069
Non-current assets	367,468,662	358,104,242
Current liabilities	(141,620,410)	(138,206,214)
Non-current liabilities	(156,250,607)	(165,575,427)
Equity	130,379,046	116,121,670	¥ 107,614,604	¥ 102,186,737
Equity attributable to shareholders	108,803,735	94,435,418
Non-controlling interests	21,575,311	21,686,252
Revenue	174,009,401	169,550,624	152,459,444
Profit	1,108,205	1,329,974	1,584,207
Profit/(loss) from operations attributable to shareholders	766,345	734,435	1,579,836
Total comprehensive income/(loss) attributable to shareholders	1,498,013	340,101	¥ 1,023,118
Sichuan Hydropower [member]
Gross amounts of the associates'
Current assets	873,821	1,064,837
Non-current assets	14,305,871	14,472,981
Current liabilities	(2,772,221)	(3,903,679)
Non-current liabilities	(7,788,402)	(7,060,740)
Equity	4,619,069	4,573,399
Equity attributable to shareholders	3,464,302	3,409,111
Non-controlling interests	1,154,767	1,164,288
Revenue	2,252,535	2,242,269
Gross Profit	575,401	502,266
Profit	509,034	426,154
Profit/(loss) from operations attributable to shareholders	327,042	225,705
Other comprehensive income/(loss) attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	327,042	225,705
Dividend received from the associates	116,505	106,598
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,464,302	¥ 3,409,111
The Group's effective interest	49.00%	49.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,697,508	¥ 1,670,464
Impact of adjustments	207,586	207,586
Carrying amount in the consolidated financial statements	1,905,094	1,878,050
SECL [member]
Gross amounts of the associates'
Current assets	20,887,020	24,066,320
Non-current assets	76,623,640	62,798,620
Current liabilities	(25,533,260)	(24,141,930)
Non-current liabilities	(38,446,550)	(35,193,400)
Equity	33,530,850	27,529,610
Equity attributable to shareholders	24,103,107	21,118,225
Non-controlling interests	9,427,743	6,411,385
Revenue	20,851,430	18,518,430
Gross Profit	6,472,550	4,933,510
Profit	1,749,600	716,390
Profit/(loss) from operations attributable to shareholders	1,598,540	589,821
Other comprehensive income/(loss) attributable to shareholders	1,589,390	(1,117,524)
Total comprehensive income/(loss) attributable to shareholders	3,187,930	(527,703)
Dividend received from the associates	49,587	79,339
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 24,103,107	¥ 21,118,225
The Group's effective interest	25.02%	25.02%
The Group's share of net assets attributable to shareholders of the associate	¥ 6,030,597	¥ 5,282,723
Impact of adjustments	1,161,810	1,161,810
Carrying amount in the consolidated financial statements	7,192,407	6,444,533
Huaneng Finance [member]
Gross amounts of the associates'
Current assets	23,099,357	31,484,547
Non-current assets	20,746,004	20,106,246
Current liabilities	(36,733,579)	(44,560,156)
Non-current liabilities	(30,867)	(73,483)
Equity	7,080,915	6,957,154
Equity attributable to shareholders	7,080,915	6,957,154
Non-controlling interests	0	0
Revenue	1,574,856	1,610,768
Gross Profit	1,064,181	908,198
Profit	1,004,048	834,318
Profit/(loss) from operations attributable to shareholders	1,004,048	834,318
Other comprehensive income/(loss) attributable to shareholders	(150,286)	78,951
Total comprehensive income/(loss) attributable to shareholders	853,762	913,269
Dividend received from the associates	146,000	128,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 7,080,915	¥ 6,957,154
The Group's effective interest	20.00%	20.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,416,183	¥ 1,391,431
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	1,416,183	1,391,431
Hanfeng Power [member]
Gross amounts of the associates'
Current assets	849,386	934,257
Non-current assets	1,661,565	1,810,145
Current liabilities	(442,628)	(642,355)
Non-current liabilities	(166,718)	(35,503)
Equity	1,901,605	2,066,544
Equity attributable to shareholders	1,901,605	2,066,544
Non-controlling interests	0	0
Revenue	2,081,865	2,232,700
Gross Profit	(46,899)	73,828
Profit	(54,444)	(6,665)
Profit/(loss) from operations attributable to shareholders	(54,444)	(6,665)
Other comprehensive income/(loss) attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	(54,444)	(6,665)
Dividend received from the associates	43,132	0
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,901,605	¥ 2,066,544
The Group's effective interest	40.00%	40.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 760,642	¥ 826,618
Impact of adjustments	293,082	293,082
Carrying amount in the consolidated financial statements	1,053,724	1,119,700
Huaneng Group Fuel Company [member]
Gross amounts of the associates'
Current assets	6,010,002	5,157,038
Non-current assets	3,781,166	3,928,269
Current liabilities	(3,827,415)	(2,900,223)
Non-current liabilities	(2,121,112)	(2,464,580)
Equity	3,842,641	3,720,504
Equity attributable to shareholders	3,590,096	3,477,211
Non-controlling interests	252,545	243,293
Revenue	27,832,662	20,568,107
Gross Profit	173,371	84,037
Profit	150,460	80,882
Profit/(loss) from operations attributable to shareholders	144,500	70,766
Other comprehensive income/(loss) attributable to shareholders	2,164	6,101
Total comprehensive income/(loss) attributable to shareholders	146,664	76,867
Dividend received from the associates	20,000	0
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,590,096	¥ 3,477,211
The Group's effective interest	50.00%	50.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,795,048	¥ 1,738,606
Impact of adjustments	16,521	16,521
Carrying amount in the consolidated financial statements	1,811,569	1,755,127
Hainan Nuclear [member]
Gross amounts of the associates'
Current assets	3,085,059	2,520,515
Non-current assets	20,749,672	22,091,197
Current liabilities	(3,338,370)	(2,490,271)
Non-current liabilities	(15,930,100)	(17,908,511)
Equity	4,566,261	4,212,930
Equity attributable to shareholders	4,566,261	4,212,930
Non-controlling interests	0	0
Revenue	3,453,022	2,626,882
Gross Profit	142,906	(5,652,406)
Profit	307,135	(392,000)
Profit/(loss) from operations attributable to shareholders	307,135	(392,000)
Other comprehensive income/(loss) attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	307,135	(392,000)
Dividend received from the associates	0	0
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 4,566,261	¥ 4,212,930
The Group's effective interest	30.00%	30.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,369,878	¥ 1,263,879
Impact of adjustments	14,076	14,076
Carrying amount in the consolidated financial statements	¥ 1,383,954	¥ 1,277,955